International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses:
Interest expense (Debentures)	$ 2,791	$ 3,832	$ 6,435
Provision for credit loss	7,955	45,379	18,843
Income before federal income taxes and equity in undistributed net income of subsidiaries	322,327	211,758	259,954
Income tax expense (benefit)	68,405	44,439	54,850
Net income	253,922	167,319	205,104
Parent Company | Reportable Legal Entities
Income:
Dividends from subsidiaries	80,882	130,950	127,750
Interest income on notes receivable	1,139	357	922
Interest income (loss) on other investments	9,662	(1,126)	(514)
Other	58	5	18
Total income	91,741	130,186	128,176
Expenses:
Interest expense (Debentures)	2,792	3,832	6,435
Provision for credit loss		27
Other	2,272	1,988	2,749
Total expenses	5,064	5,847	9,184
Income before federal income taxes and equity in undistributed net income of subsidiaries	86,677	124,339	118,992
Income tax expense (benefit)	1,358	(1,339)	(1,878)
Income before equity in undistributed net income of subsidiaries	85,319	125,678	120,870
Equity in undistributed net income of subsidiaries	168,603	41,641	84,234
Net income	$ 253,922	$ 167,319	$ 205,104